PROMISSORY NOTES 07/31/17 (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Accretion Expense	$ (150,925)	$ (125,117)	$ (490,531)	$ (372,266)
Black-Scholes Option Pricing Model Assumptions:
Stock price (CAD$)	$ 0.38
Exercise price (CAD$)	$ 0.23
Risk-free interest rate (%)	0.90%
Expected life (years)	1 year 160 days 14 hours 24 minutes
Expected volatility (%)	58.00%
Expected dividends ($)
Third Promissory Note [Member]
Promissory Notes Description	Effective August 31, 2016, the Company entered into an agreement (dated June 1, 2016) with a company controlled by a director of the Company (the “Lender”) pursuant to which up to an additional $2,965,000 will be advanced to the Company in tranches (the “Third Promissory Notes”). In addition, the First Promissory Notes and the Second Promissory Notes were amended and combined with the Third Promissory Notes with a modified maturity date of December 2, 2017. All other terms of the First Promissory Notes and the Second Promissory Notes remained unchanged.
Promissory Note Advance	$ 250,000		$ 1,815,000
Interest Rate	12.00%
Interest Recorded	$ 457,567	$ 354,752
Promissory Note Interest Payable Terms	Interest is payable semi-annually as calculated on May 31st and November 30th of each year. Interest is to be paid either in cash, in common shares or deemed an advance of principal at the option of the Lender.
Shares Issued, Shares	112,433		88,089
Shares Issued, Fair Value	$ 39,375		$ 29,625
Third Promissory Note [Member] | Bonus Shares [Member]
Shares Issued, Shares	31,427
Shares Issued, Fair Value	$ 9,000
Share Purchase Warrants, Shares	55,771
Share Purchase Warrants, Fair Value	$ 4,195
Black-Scholes Option Pricing Model Assumptions:
Stock price (CAD$)	$ 0.444
Exercise price (CAD$)	$ 0.503
Risk-free interest rate (%)	1.15%
Expected life (years)	1 year 189 days 19 hours 12 minutes
Expected volatility (%)	53.00%
Expected dividends ($)	$ 0
Fourth Promissory Note [Member]
Promissory Notes Description	On March 13, 2017, the Company entered into a loan agreement with an arm’s-length lender pursuant to which CAD$250,000 ($186,846) was advanced to the Company (the “Fourth Promissory Notes”).
Promissory Note Advance	$ 186,846
Promissory Note Balance	$ 200,100
Promissory Notes Due	Dec. 31, 2018
Interest Rate	12.00%
Interest Recorded	$ 5,729
Accretion Expense	2,655
Unamortized Debt Discount	$ 15,287		$ 17,942
Fourth Promissory Note [Member] | Bonus Shares [Member]
Shares Issued, Shares	40,761
Shares Issued, Fair Value	$ 14,013
Share Purchase Warrants, Shares	40,761
Share Purchase Warrants, Fair Value	$ 4,814